Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Associates
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 787	$ 1,227	$ 1,451
Joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	1,024	619	483
Property plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments	$ 11,382	$ 8,319	$ 11,340